Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2024
Assets and liabilities held for sale
Assets and liabilities held for sale

28.Assets and liabilities held for sale

Assets held for sale	2024 £m	2023 £m
Goodwill	–	–
Intangibles	–	380
Property, plant and equipment	–	–
Inventories	–	16
Assets held for sale	–	396

In 2023, the Group reclassified £377m of intangible asset after impairment of £170m and £16m of inventory relating to the ChapStick brand as an asset held for sale. In 2024, the Group reversed £15m of impairment related to the Chapstick brand. The divestment is consistent with the Group’s strategy of proactively managing its portfolio.